Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income (loss)	$ (575)	$ (189)	$ (731)
Foreign currency translation
Accumulated other comprehensive income [Roll Forward]
Foreign currency translation, beginning	504	466	671
Purchase of noncontrolling interests	8	0	0
Other comprehensive income (loss)	(341)	38	(205)
Foreign currency translation, ending	171	504	466
Pension and postretirement
Accumulated other comprehensive income [Roll Forward]
Pension and post retirement, beginning	(692)	(1,213)	(1,164)
Actuarial gains (losses) deferred during the period, net of taxes of: 2014, $87; 2013, $(233); 2012, $81	(152)	375	(160)
Amortization of deferred losses into earnings, net of taxes of: 2014, $(52); 2013 $(85); 2012, $(62)	98	146	111
Pension and post retirement, ending	(746)	(692)	(1,213)
Cash flow hedges
Accumulated other comprehensive income [Roll Forward]
Cash flow hedges, beginning	(1)	16	(69)
Gains (losses) deferred during the period, net of taxes of: 2014, $0; 2013, $7; 2012, $(37)	(1)	(11)	64
Reclassification of (gains) losses to sales and cost of sales, net of taxes of: 2014, $0; 2013, $3; 2012, $(13)	2	(6)	21
Cash flow hedges, ending	$ 0	$ (1)	$ 16